UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Discovery Capital Management, LLC

Address:    20 Marshall Street
            South Norwalk, CT 06854


13F File Number: 028-12212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kip Allardt
Title:   Chief Operating Officer
Phone:   (203) 838-3188


Signature, Place and Date of Signing:

/s/ Kip Allardt               South Norwalk, Connecticut         May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  97

Form 13F Information Table Value Total: $5,572,319
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number      Name

1.    028-12213                 Discovery Global Opportunity Master Fund, Ltd.

2.    028-14841                 Discovery Global Focus Master Fund, Ltd.


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

                                              FORM 13F INFORMATION TABLE
                                                    March 31, 2012



COL 1                         COL 2             COL3       COL 4            COL 5           COL 6       COL 7         COL 8

                              TITLE                        VALUE      SHRS OR     SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP      (X$1000)   PRN AMT     PRN CALL  DISCRETION  MGRS   SOLE     SHARED  NONE
--------------                ---------         ------     ---------  --------    --- ----- ----------- -----  -----    ------- ----
APPLE INC                     COM               037833100  1,083,704   1,807,529  SH        DEFINED     1,2     1,807,529
ARUBA NETWORKS INC            COM               043176106      2,030      91,100  SH        DEFINED     1,2        91,100
BAIDU INC                     SPON ADR REP A    056752108     89,765     615,800  SH        DEFINED     1,2       615,800
BANCO MACRO SA                SPON ADR B        05961W105      9,891     504,394  SH        DEFINED     1,2       504,394
BANCOLOMBIA S A               SPON ADR PREF     05968L102     11,186     173,000  SH        DEFINED     1,2       173,000
BARCLAYS BK PLC               IPMS INDIA ETN    06739F291        726      12,860  SH        DEFINED     1,2        12,860
BARRICK GOLD CORP             COM               067901108     29,058     668,000  SH        DEFINED     1,2       668,000
BITAUTO HLDGS LTD             SPONSORED ADS     091727107      1,176     221,832  SH        DEFINED     1,2       221,832
BRISTOL MYERS SQUIBB CO       COM               110122108    153,549   4,549,600  SH        DEFINED     1,2     4,549,600
C&J ENERGY SVCS INC           COM               12467B304     12,944     727,600  SH        DEFINED     1,2       727,600
CAMELOT INFORMATION SYS INC   ADS RP ORD SHS    13322V105      5,072   1,338,209  SH        DEFINED     1,2     1,338,209
CAPITAL ONE FINL CORP         COM               14040H105     60,679   1,088,600  SH        DEFINED     1,2     1,088,600
CARBO CERAMICS INC            COM               140781105     26,099     247,500  SH        DEFINED     1,2       247,500
CEMEX SAB DE CV               SPON ADR NEW      151290889     14,287   1,841,088  SH        DEFINED     1,2     1,841,088
CHIPOTLE MEXICAN GRILL INC    COM               169656105     46,574     111,420  SH        DEFINED     1,2       111,420
CITIGROUP INC                 COM NEW           172967424     39,174   1,071,800  SH        DEFINED     1,2     1,071,800
COMPANIA DE MINAS BUENAVENTU  SPONSORED ADR     204448104      5,188     128,700  SH        DEFINED     1,2       128,700
CONCHO RES INC                COM               20605P101     45,944     450,075  SH        DEFINED     1,2       450,075
COSAN LTD                     SHS A             G25343107      2,952     198,800  SH        DEFINED     1,2       198,800
CVR ENERGY INC                COM               12662P108      6,581     246,000  SH        DEFINED     1,2       246,000
DEUTSCHE BANK AG              NAMEN AKT         D18190898      4,929      99,000  SH        DEFINED     1,2        99,000
EBAY INC                      COM               278642103    107,798   2,922,141  SH        DEFINED     1,2     2,922,141
EMPRESA DIST Y COMERCIAL NOR  SPON ADR          29244A102        385     100,000  SH        DEFINED     1,2       100,000
EQUINIX INC                   COM NEW           29444U502     24,232     153,900  SH        DEFINED     1,2       153,900
ERICSSON L M TEL CO           ADR B SEK 10      294821608     44,557   4,321,700  SH        DEFINED     1,2     4,321,700
FOCUS MEDIA HLDG LTD          SPONSORED ADR     34415V109     57,703   2,297,100  SH        DEFINED     1,2     2,297,100
GENERAL ELECTRIC CO           COM               369604103     39,739   1,980,000      CALL  DEFINED     1,2     1,980,000
GOL LINHAS AEREAS INTLG S A   SP ADR REP PFD    38045R107     13,415   1,993,300  SH        DEFINED     1,2     1,993,300
GOLDMAN SACHS GROUP INC       COM               38141G104     22,411     180,200  SH        DEFINED     1,2       180,200
GRUPO TELEVISA SA             SPON ADR REP ORD  40049J206     16,687     792,000  SH        DEFINED     1,2       792,000
HOLLYFRONTIER CORP            COM               436106108     17,599     547,400  SH        DEFINED     1,2       547,400
HYPERDYNAMICS CORP            COM               448954107      1,719   1,332,500  SH        DEFINED     1,2     1,332,500
IMPERIAL HLDGS INC            COM               452834104      4,612   1,727,500  SH        DEFINED     1,2     1,727,500
ISHARES INC                   MSCI MEX INVEST   464286822     61,970     991,200  SH        DEFINED     1,2       991,200
ISHARES TR                    FTSE CHINA25 IDX  464287184     14,608     398,900  SH        DEFINED     1,2       398,900
ISHARES TR                    RUSSELL 2000      464287655     70,133     846,500  SH        DEFINED     1,2       846,500
ISHARES TR                    S&P INDIA 50      464289529        674      28,410  SH        DEFINED     1,2        28,410
ITAU UNIBANCO HLDG SA         SPON ADR REP PFD  465562106      7,441     387,750  SH        DEFINED     1,2       387,750
LAS VEGAS SANDS CORP          COM               517834107     78,554   1,364,500  SH        DEFINED     1,2     1,364,500
LENNAR CORP                   CL A              526057104     21,203     780,100  SH        DEFINED     1,2       780,100
LORILLARD INC                 COM               544147101     29,729     229,600  SH        DEFINED     1,2       229,600
LOWES COS INC                 COM               548661107     18,950     603,900  SH        DEFINED     1,2       603,900
MARKET VECTORS ETF TR         JR GOLD MINERS E  57060U589     25,532   1,040,000  SH        DEFINED     1,2     1,040,000
MARKET VECTORS ETF TR         RUSSIA ETF        57060U506     14,080     455,800  SH        DEFINED     1,2       455,800
MASTERCARD INC                CL A              57636Q104     14,761      35,100  SH        DEFINED     1,2        35,100
MELCO CROWN ENTMT LTD         ADR               585464100     46,083   3,386,000  SH        DEFINED     1,2     3,386,000
MERCK & CO INC NEW            COM               58933Y105     51,694   1,346,200  SH        DEFINED     1,2     1,346,200
MGIC INVT CORP WIS            COM               552848103      8,840   1,782,200  SH        DEFINED     1,2     1,782,200
MICHAEL KORS HLDGS LTD        SHS               G60754101     23,062     495,000  SH        DEFINED     1,2       495,000
MICRON TECHNOLOGY INC         COM               595112103     25,800   3,185,168  SH        DEFINED     1,2     3,185,168
MICROSOFT CORP                COM               594918104    372,546  11,551,800  SH        DEFINED     1,2    11,551,800
MONSTER BEVERAGE CORP         COM               611740101     38,726     623,700  SH        DEFINED     1,2       623,700
NATIONAL OILWELL VARCO INC    COM               637071101    117,812   1,482,475  SH        DEFINED     1,2     1,482,475
NEW ORIENTAL ED & TECH GRP I  SPON ADR          647581107     47,956   1,746,380  SH        DEFINED     1,2     1,746,380
NEWMONT MINING CORP           COM               651639106      8,121     158,400  SH        DEFINED     1,2       158,400
NIKE INC                      CL B              654106103    111,010   1,023,700  SH        DEFINED     1,2     1,023,700
OIL STS INTL INC              COM               678026105     14,418     184,700  SH        DEFINED     1,2       184,700
OMNIVISION TECHNOLOGIES INC   COM               682128103     53,488   2,674,400  SH        DEFINED     1,2     2,674,400
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG    71654V101     41,504   1,623,800  SH        DEFINED     1,2     1,623,800
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR     71654V408      5,785     217,800  SH        DEFINED     1,2       217,800
PFIZER INC                    COM               717081103    167,344   7,385,000  SH        DEFINED     1,2     7,385,000
PIONEER NAT RES CO            COM               723787107     21,280     190,700  SH        DEFINED     1,2       190,700
PNC FINL SVCS GROUP INC       COM               693475105     25,564     396,400  SH        DEFINED     1,2       396,400
POWERSHARES INDIA ETF TR      INDIA PORT        73935L100      1,808      95,960  SH        DEFINED     1,2        95,960
PRICELINE COM INC             COM NEW           741503403     72,826     101,500  SH        DEFINED     1,2       101,500
QUALCOMM INC                  COM               747525103    344,311   5,061,909  SH        DEFINED     1,2     5,061,909
QUANTA SVCS INC               COM               74762E102     19,922     953,200  SH        DEFINED     1,2       953,200
RDA MICROELECTRONICS INC      SPONSORED ADR     749394102      1,631     147,100  SH        DEFINED     1,2       147,100
RESEARCH IN MOTION LTD        COM               760975102     67,567   4,596,400  SH        DEFINED     1,2     4,596,400
SALIX PHARMACEUTICALS INC     COM               795435106    123,698   2,356,150  SH        DEFINED     1,2     2,356,150
SANOFI                        SPONSORED ADR     80105N105     61,291   1,581,700  SH        DEFINED     1,2     1,581,700
SCHLUMBERGER LTD              COM               806857108     70,375   1,006,362  SH        DEFINED     1,2     1,006,362
SELECT SECTOR SPDR TR         SBI INT-ENERGY    81369Y506     16,123     224,780  SH        DEFINED     1,2       224,780
SHERWIN WILLIAMS CO           COM               824348106     22,212     204,400  SH        DEFINED     1,2       204,400
SINA CORP                     ORD               G81477104     52,137     802,100  SH        DEFINED     1,2       802,100
SPRINT NEXTEL CORP            COM SER 1         852061100     72,328  25,378,260  SH        DEFINED     1,2    25,378,260
STMICROELECTRONICS N V        NY REGISTRY       861012102     14,972   1,828,070  SH        DEFINED     1,2     1,828,070
SUNCOR ENERGY INC NEW         COM               867224107     97,225   2,973,234  SH        DEFINED     1,2     2,973,234
TAM SA                        SP ADR REP PFD    87484D103     51,185   2,036,800  SH        DEFINED     1,2     2,036,800
TELE NORTE LESTE PART S A     SPON ADR PFD      879246106      7,311     644,100  SH        DEFINED     1,2       644,100
TOLL BROTHERS INC             COM               889478103     31,751   1,323,523  SH        DEFINED     1,2     1,323,523
TRANSOCEAN LTD                REG SHS           H8817H100     70,891   1,296,000  SH        DEFINED     1,2     1,296,000
TUDOU HLDGS LTD               SPONSORED ADS     89903T107      5,847     198,000  SH        DEFINED     1,2       198,000
UNITEDHEALTH GROUP INC        COM               91324P102     16,055     272,400  SH        DEFINED     1,2       272,400
UNIVERSAL DISPLAY CORP        COM               91347P105    212,920   5,828,626  SH        DEFINED     1,2     5,828,626
VALE S A                      ADR               91912E105      9,799     420,000  SH        DEFINED     1,2       420,000
VANGUARD INTL EQUITY INDEX F  MSCI EMR MKT ETF  922042858    204,127   4,700,134  SH        DEFINED     1,2     4,700,134
VIMPELCOM LTD                 SPONSORED ADR     92719A106     32,027   2,869,775  SH        DEFINED     1,2     2,869,775
VISA INC                      COM CL A          92826C839    189,894   1,609,275  SH        DEFINED     1,2     1,609,275
WATSON PHARMACEUTICALS INC    COM               942683103     59,108     881,418  SH        DEFINED     1,2       881,418
WESTERN REFNG INC             COM               959319104      6,354     337,600  SH        DEFINED     1,2       337,600
XUEDA ED GROUP                SPONSORED ADR     98418W109      1,084     264,280  SH        DEFINED     1,2       264,280
YANDEX N V                    SHS CLASS A       N97284108     27,268   1,014,800  SH        DEFINED     1,2     1,014,800
YM BIOSCIENCES INC            COM               984238105     20,891  11,231,526  SH        DEFINED     1,2    11,231,526
YOUKU INC                     SPONSORED ADR     98742U100      6,856     311,800  SH        DEFINED     1,2       311,800
YPF SOCIEDAD ANONIMA          SPON ADR CL D     984245100      7,328     257,925  SH        DEFINED     1,2       257,925
YUM BRANDS INC                COM               988498101     32,170     452,200  SH        DEFINED     1,2       452,200

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